Equity reserves	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Equity reserves [Text Block]
19.	Equity reserves

	(a)	Share-based options

The Company maintains a rolling share-based option plan providing for the issuance of share-based options for up to 9% of the Company’s issued and outstanding common shares. The Company may grant options from time to time to its directors, officers, employees and other service providers. On May 22, 2017, the Company amended its share-based option plan. All options granted prior to this date vest 25% on the date of grant and 12.5% every three months thereafter for a total vesting period of 18 months. Any options granted subsequent to May 22, 2017 vest 33% every twelve months following the grant date for a total vesting period of three years.

During the year ended December 31, 2018, the Company granted 2,739,802 stock options, with a weighted average exercise price of C$1.08 per option, to directors, officers and employees of the Company.

During the year ended December 31, 2018, the Company recognized share-based payments expense relating to stock options of $0.9 million, of which $32 was capitalized to mineral properties during the year (December 31, 2017 - $3.3 million share-based payment expense of which $0.6 million was capitalized to mineral properties).

The following table is a reconciliation of the movement in share-based options for the year:

		Weighted average
	Number of Options	exercise price
		C$
Balance, December 31, 2016	14,591,750	2.54
Granted	3,374,000	3.64
Exercised	(1,620,750)	2.75
Cancelled/Expired	(3,766,375)	3.53
Balance, December 31, 2017	12,578,625	2.52
Granted	2,739,802	1.08
Cancelled/Expired	(1,836,000)	2.48
Balance, December 31, 2018	13,482,427	2.22

The fair value of the share-based options granted is determined using the Black Scholes pricing model. For all grants during the year ended December 31, 2018, the weighted average expected life, dividend yield and forfeiture rate were 3.62 years, nil and 2.56%, respectively. For all grants during fiscal 2017, the assumed life, dividend yield and forfeiture rate were 3.44 years, nil and 0.88%, respectively.

Other conditions and assumptions were as follows:

			Weighted		Weighted
		Weighted	average risk-	Weighted	average Black-
	Number of	average	free interest	average	Scholes value
	options	exercise price	rate	volatility	assigned
Period		C$			C$
Year ended December 31, 2017	3,374,000	3.64	1.55%	64.95%	1.42
Year ended December 31, 2018	2,739,802	1.08	2.37%	68.81%	0.51

The following table summarizes the share-based options outstanding and exercisable at December 31, 2018:

	Total options outstanding			Total options exercisable
		Weighted average	Weighted		Weighted average	Weighted
Range of exercise	Number	contractual life	average	Number	contractual life	average
price		(years)	exercise price		(years)	exercise price
			C$			C$
C$0.00-C$1.00	50,000	4.88	0.89	-	-	-
C$1.01-C$2.00	4,884,802	3.29	1.42	1,959,875	2.11	1.92
C$2.01-C$3.00	5,985,625	0.60	2.12	5,985,625	0.60	2.12
C$3.01-C$4.00	2,392,000	3.16	3.97	2,392,000	3.16	3.97
C$4.01-C$5.00	170,000	2.57	4.38	170,000	2.57	4.38
	13,482,427	2.07	2.22	10,507,500	1.50	2.54

(b)	Restricted Share Units (“RSU”)

The Company has an approved Restricted and Performance Share Unit Cash Plan (the “RSU Plan”). Under the RSU Plan, the Company may grant share units from time to time to its directors, officers and employees. RSUs are awards for service which upon vesting and settlement entitle the recipient to receive a cash payment equal to the fair market value of a common share at the vesting date. The Board shall, at its sole discretion, determine any and all vesting conditions of granted RSUs.

During the year ended December 31, 2018, the Company granted 2,393,247 RSUs to directors, officers and employees of the Company (2017 – nil). For all RSUs granted during the period, the awards vest in three equal tranches over a service period of three years.

The RSUs granted are cash-settled awards and, therefore, represent a financial liability which is required to be marked-to-market at each reporting period-end with changes in fair value recognized in the Statement of Operations and Comprehensive Income (Loss). For the year ended December 31, 2018, the Company recognized share-based compensation expense in relation to RSUs of $0.8 million (2017 – $nil), with $14 capitalized to mineral properties, plant and equipment. As at December 31, 2018, the Company recognized a financial liability for cash-settled RSUs of $0.3 million (December 31, 2017 - $nil).

For all RSUs granted during the year ended December 31, 2018, the estimated forfeiture rate was 2.56%.

The financial liability associated with the cash-settled awards is recorded in accounts payable and accrued liabilities, for amounts expected to be settled within one year, and a separate non-current liability for amounts to be settled in excess of one year. The balance of the RSU liability as at July 31, 2018 associated with officers and employees of the JV was derecognized upon closing of the JV Transaction (see note 6).

(c)	Warrants

On December 21, 2015, the Company issued 4,000,000 share purchase warrants to Red Kite in conjunction with the drawdown of the final $20.0 million of the loan facility (note 16). The warrants had an exercise price of $1.83 and expired on December 21, 2018.